INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Fair value, beginning of year	$ 96,782	$ 96,686
Additions	13,558	8,180
Acquisitions through business combinations, investment property		0
Right-of-use assets	4,100	3,300
Dispositions	(15,017)	(9,284)
Fair value changes	5,073	(269)
Foreign currency translation and other	(1,118)	1,276
Fair value, end of year2	100,865	96,782
Total
Disclosure of detailed information about investment property [line items]
Investment properties	988
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	599	193
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	7,000	6,700
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 94,900	$ 90,400